Provisions and other current liabilities (Details 2) - Deductions from revenue - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions for deductions from revenue [roll forward]
Provision at beginning of period	$ 4,183	$ 3,790	$ 3,533
Impact of business combinations			3
Additions	17,997	16,622	15,603
Payments/utilizations	(17,452)	(16,189)	(15,218)
Changes in offset against gross trade receivables	(252)	10	50
Currency translation effects	196	(50)	(181)
Provision at end of period	$ 4,672	$ 4,183	$ 3,790